SUBSIDIARIES - Schedule Of Cash Flow With Material Non-Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flows from (used in):
Cash flows from (used in) operating activities	$ 7,569	$ 6,467
Cash flows from (used in) financing activities	26,900	19,927
Cash flows from (used in) investing activities	(29,964)	(29,762)
BIP
Cash flows from (used in):
Cash flows from (used in) operating activities	4,653	4,078
Cash flows from (used in) financing activities	2,612	9,419
Cash flows from (used in) investing activities	(6,901)	(12,990)
Distributions paid to non-controlling interests in common equity	949	868
BEP
Cash flows from (used in):
Cash flows from (used in) operating activities	1,274	1,865
Cash flows from (used in) financing activities	7,649	2,596
Cash flows from (used in) investing activities	(6,800)	(4,356)
Distributions paid to non-controlling interests in common equity	447	503
BBU
Cash flows from (used in):
Cash flows from (used in) operating activities	3,280	2,130
Cash flows from (used in) financing activities	(504)	(4,371)
Cash flows from (used in) investing activities	(2,327)	2,537
Distributions paid to non-controlling interests in common equity	22	19
Brookfield Property Partners L.P. [Member]
Cash flows from (used in):
Cash flows from (used in) operating activities	826	(786)
Cash flows from (used in) financing activities	5,456	4,135
Cash flows from (used in) investing activities	(6,260)	(6,556)
Distributions paid to non-controlling interests in common equity	0	0
Brookfield Asset Management ULC (BAM)
Cash flows from (used in):
Cash flows from (used in) operating activities	1,863	1,439
Cash flows from (used in) financing activities	(1,995)	(475)
Cash flows from (used in) investing activities	(2,119)	(1,842)
Distributions paid to non-controlling interests in common equity	$ 653	$ 526